PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:  PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Original cost: (*)
Land and Buildings, including facility infrastructure	$432,069	$430,258
Machinery and equipment	3,254,062	2,998,019
	$3,686,131	$3,428,277
Accumulated depreciation:
Buildings, including facility infrastructure	$(267,942)	$(255,353)
Machinery and equipment	(2,541,506)	(2,333,753)
	$(2,809,448)	$(2,589,106)
	$876,683	$839,171

(*) Original cost includes ROU assets under capital lease in the amount of $211,790 and $213,683 as of December 31, 2021 and 2020, respectively. The depreciation expense of such assets amounted to $14,037 and $13,421 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the original cost of land, buildings, machinery and equipment was reflected net of investment grants in the aggregate amount of approximately $285,000.